Commitments and contingencies (Details) ¥ in Thousands, $ in Millions			12 Months Ended
	May 12, 2022 USD ($)	Nov. 15, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Additional contribution			¥ 12,200	$ 1.7
Settlement amount | $		$ 7.5
Settlement amount paid by insurance company | $	$ 7.5
Office premises
Within one year | ¥			1,632
Total future minimum payments | ¥			¥ 1,632